Share Option Scheme (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Share Options Outstanding Under the Scheme

The following share options were outstanding under the Scheme during the year:

	2020		2019		2018
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	US$ per share	’000	US$ per share	’000	US$ per share	’000
At January 1,	0.9273	18,013	0.7782	14,311	0.5000	8,100
Granted during the year	15.6128	679	1.4973	3,757	1.0000	7,990
Forfeited during the year	0.9963	(2,769)	1.0909	(55)	0.5073	(1,779)
Exercised during the year	1.0131	(1,682)	—	—	—	—
At December 31,	1.9353	14,241	0.9273	18,013	0.7782	14,311
Exercisable at December 31	1.0703	4,619	0.7852	2,484	—	—

Summary of Exercise Prices and Exercise Periods of Share Options Outstanding

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

December 31, 2020
Number of options ’000	Exercise price* US$ per share	Exercise period
5,393	0.5	2019/12/25 - 2027/12/25
4,317	1.0	2019/07/01 - 2028/08/29
540	1.0	2019/12/31 - 2028/12/30
2,868	1.5	2020/07/02 - 2029/07/01
444	11.5	2020/11/29 - 2029/11/28
90	11.5	2021/06/05 - 2030/06/04
569	16.3	2021/09/01 - 2030/08/31
20	13.6	2021/11/19 - 2030/11/18
14,241

December 31, 2019
Number of options ’000	Exercise price* US$ per share	Exercise period
6,347	0.5	2019/12/25 - 2027/12/25
7,283	1.0	2019/07/01 - 2028/08/29
656	1.0	2019/12/31 - 2028/12/30
3,225	1.5	2020/07/02 - 2029/07/01
502	1.5	2020/11/29 - 2029/11/28
18,013

December 31, 2018
Number of options ’000	Exercise price* US$ per share	Exercise period
6,347	0.5	2019/12/25 - 2027/12/25
7,288	1.0	2019/07/01 - 2028/08/29
676	1.0	2019/12/31 - 2028/12/30
14,311

*

The exercise price of the share options is subject to adjustment in the case of rights or bonus issues, or other similar changes in the Company’s share capital. Pursuant to certain listing rules of the Hong Kong Stock Exchange to which members of the Genscript Group are subject to, the Company adjusted the exercise price of options granted during November 29, 2019 through December 9, 2019 to $11.50 per share. Concurrent with this adjustment, the Company agreed to pay each employee holding affected share options an amount in cash representing the difference between the adjusted exercise price over the original exercise price upon exercising the share options.

Summary of Fair Value of Equity Settled Share Options Granted	. The following table lists the inputs to the model used:

	2020	2019	2018
Dividend yield (%)	—	—	—
Expected volatility (%)	73.0-87.2	66.4-80.3	64.2-66.4
Risk-free interest rate (%)	0.07-0.91	1.98-2.69	2.48-2.87
Expected life of options (year)	10	10	10